Leases - Operating Leases Future Undiscounted Cash Flows (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Lessee, Lease, Description [Line Items]
Rent expense	$ 6
Operating leases, future minimum payments due, fiscal year maturity [Abstract]
2020	8
2021	8
2022	7
2023	3
2024 and thereafter	2
Total undiscounted cash flows	$ 28
Predecessor
Lessee, Lease, Description [Line Items]
Rent expense		$ 9